ALLOWANCE FOR LOAN AND LEASE LOSSES (Tables)	12 Months Ended
Dec. 31, 2015
Changes in the Allowance for Loan and Lease Losses for the Previous Three Years

Changes in the allowance for loan and lease losses for the three years ended December 31 were as follows:

(Dollars in thousands)	2015	2014	2013
Changes in the allowance for loan and lease losses on loans, excluding covered/formerly covered
Balance at beginning of year	$42,820	$43,829	$47,777
Provision for loan and lease losses	7,926	3,369	8,714
Loans charged-off	(11,660)	(7,877)	(17,283)
Recoveries	4,063	3,499	4,621
Balance at end of year	$43,149	$42,820	$43,829

Changes in the allowance for loan and lease losses on covered/formerly covered loans
Balance at beginning of year	$10,038	$18,901	$45,190
Provision for loan and lease losses	1,715	(1,841)	195
Loans charged-off	(8,896)	(18,096)	(39,224)
Recoveries	7,392	11,074	12,740
Balance at end of year	$10,249	$10,038	$18,901

Changes in the allowance for loan and lease losses on total loans
Balance at beginning of year	$52,858	$62,730	$92,967
Provision for loan and lease losses	9,641	1,528	8,909
Loans charged-off	(20,556)	(25,973)	(56,507)
Recoveries	11,455	14,573	17,361
Balance at end of year	$53,398	$52,858	$62,730

Allowance for Loan and Lease Losses by Classification
Changes in the allowance for loan and lease losses by loan category as of December 31 were as follows:

	2015
		Real Estate
(Dollars in thousands)	Comm	Constr	Comm	Resid	Install	Home equity	Other	Total	Covered/formerly covered	Grand Total
Allowance for loan and lease losses
Balance at beginning of year	$11,259	$1,045	$20,668	$2,828	$323	$4,260	$2,437	$42,820	$10,038	$52,858
Provision for loan and lease losses	5,634	720	(1,022)	854	188	588	964	7,926	1,715	9,641
Gross charge-offs	3,149	85	4,801	696	395	1,485	1,049	11,660	8,896	20,556
Recoveries	972	130	1,574	366	199	580	242	4,063	7,392	11,455
Total net charge-offs	2,177	(45)	3,227	330	196	905	807	7,597	1,504	9,101
Ending allowance for loan and lease losses	$14,716	$1,810	$16,419	$3,352	$315	$3,943	$2,594	$43,149	$10,249	$53,398
Ending allowance on loans individually evaluated for impairment	$357	$0	$979	$235	$0	$2	$0	$1,573	$0	$1,573
Ending allowance on loans collectively evaluated for impairment	14,359	1,810	15,440	3,117	315	3,941	2,594	41,576	10,249	51,825
Ending allowance for loan and lease losses	$14,716	$1,810	$16,419	$3,352	$315	$3,943	$2,594	$43,149	$10,249	$53,398
Loans and Leases
Ending balance of loans individually evaluated for impairment	$14,159	$0	$18,262	$2,714	$0	$359	$0	$35,494	$0	$35,494
Ending balance of loans collectively evaluated for impairment	1,641,166	310,889	2,120,076	452,894	39,361	430,554	133,266	5,128,206	225,060	5,353,266
Total loans	$1,655,325	$310,889	$2,138,338	$455,608	$39,361	$430,913	$133,266	$5,163,700	$225,060	$5,388,760

	2014
		Real Estate
(Dollars in thousands)	Comm	Constr	Comm	Resid	Install	Home equity	Other	Total	Covered/formerly covered	Grand Total
Allowance for loan and lease losses
Balance at beginning of year	$10,568	$824	$20,478	$3,379	$365	$5,209	$3,006	$43,829	$18,901	$62,730
Provision for loan and lease losses	871	221	1,325	181	23	565	183	3,369	(1,841)	1,528
Gross charge-offs	1,440	0	2,329	922	283	1,745	1,158	7,877	18,096	25,973
Recoveries	1,260	0	1,194	190	218	231	406	3,499	11,074	14,573
Total net charge-offs	180	0	1,135	732	65	1,514	752	4,378	7,022	11,400
Ending allowance for loan and lease losses	$11,259	$1,045	$20,668	$2,828	$323	$4,260	$2,437	$42,820	$10,038	$52,858
Ending allowance on loans individually evaluated for impairment	$739	$0	$4,002	$310	$0	$2	$0	$5,053	$0	$5,053
Ending allowance on loans collectively evaluated for impairment	10,520	1,045	16,666	2,518	323	4,258	2,437	37,767	10,038	47,805
Ending allowance for loan and lease losses	$11,259	$1,045	$20,668	$2,828	$323	$4,260	$2,437	$42,820	$10,038	$52,858
Loans and Leases
Ending balance of loans individually evaluated for impairment	$6,122	$0	$25,938	$2,963	$0	$609	$0	$35,632	$0	$35,632
Ending balance of loans collectively evaluated for impairment	1,291,190	196,272	1,948,757	429,712	44,269	415,420	113,969	4,439,589	302,014	4,741,603
Total loans	$1,297,312	$196,272	$1,974,695	$432,675	$44,269	$416,029	$113,969	$4,475,221	$302,014	$4,777,235

	2013
		Real Estate
(Dollars in thousands)	Comm	Constr	Comm	Resid	Install	Home equity	Other	Total	Covered/formerly covered	Grand Total
Allowance for loan and lease losses
Balance at beginning of year	$7,926	$3,268	$24,151	$3,599	$522	$5,173	$3,138	$47,777	$45,190	$92,967
Provision for loan and lease losses	5,385	(3,115)	2,659	593	(132)	1,937	1,387	8,714	195	8,909
Gross charge-offs	3,415	1	8,326	1,016	335	2,409	1,781	17,283	39,224	56,507
Recoveries	672	672	1,994	203	310	508	262	4,621	12,740	17,361
Total net charge-offs	2,743	(671)	6,332	813	25	1,901	1,519	12,662	26,484	39,146
Ending allowance for loan and lease losses	$10,568	$824	$20,478	$3,379	$365	$5,209	$3,006	$43,829	$18,901	$62,730
Ending allowance on loans individually evaluated for impairment	$2,080	$0	$2,872	$348	$0	$2	$0	$5,302	$0	$5,302
Ending allowance on loans collectively evaluated for impairment	8,488	824	17,606	3,031	365	5,207	3,006	38,527	18,901	57,428
Ending allowance for loan and lease losses	$10,568	$824	$20,478	$3,379	$365	$5,209	$3,006	$43,829	$18,901	$62,730
Loans and Leases
Ending balance of loans individually evaluated for impairment	$10,391	$0	$18,023	$3,493	$122	$648	$0	$32,677	$0	$32,677
Ending balance of loans collectively evaluated for impairment	1,025,277	80,741	1,478,964	349,438	47,011	375,806	115,727	3,472,964	457,873	3,930,837
Total loans, excluding covered loans	$1,035,668	$80,741	$1,496,987	$352,931	$47,133	$376,454	$115,727	$3,505,641	$457,873	$3,963,514